Exchangeable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Exchangeable Securities [Abstract]
Disclosure of borrowing costs [text block]	$350 Million Unsecured Subordinated Debentures

As at	Dec. 31, 2019
	Carrying value	Face value	Interest
Exchangeable debentures – due May 1, 2039	326	350	7%